Liberty Growth & Income Fund
                          (THE "FUND")

             SUPPLEMENT TO CLASS A, B, C PROSPECTUS

Effective July 29, 2002, the above referenced Fund will no longer be managed in accordance with the Morningstar, Inc. ("Morningstar") guidelines for a particular category as defined by Morningstar. Accordingly, all references to Morningstar and its categories and style boxes are hereby deleted from the investment strategy discussion, and Appendix A of the Fund's prospectus is hereby deleted in its entirety.




779-36/653K-0702                            July 29, 2002